Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	2023	2022
	US$	US$
Non-current
Liabilities incurred for long-term employee benefits (note (a))	-	208,698

Current
Other payables (note (b))	5,089,409	2,107,490
Accruals	2,979,578	4,143,841
Contract liabilities (note (c))	1,312,735	301,986

	9,381,722	6,553,317
(a)	The terms of all outstanding awards granted under the Group’s Value Creation Plan were modified in 2023 such that they will be settled by a fixed number of the Company’s ordinary shares and as a result, the outstanding awards have been reclassified to equity during the year.

(b)	Other payables are non-interest-bearing and are normally settled on 30 to 120-day terms.
(c)	Details of contract liabilities are as follows:

Schedule of Contract Liabilities	Details of contract liabilities are as follows:
	December 31,	December 31,	January 1,
	2023	2022	2022
	US$	US$	US$
Contract liabilities arising from:
Internet leads generation and marketing service income	1,256,307	225,632	425,897
Marketing and events income	56,428	76,354	142,457

	1,312,735	301,986	568,354